                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1

Statements of Assets and Liabilities....................................... F-2

Statements of Operations................................................... F-3

Statements of Changes in Net Assets........................................ F-5

Notes to Financial Statements.............................................. F-7

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account I
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account I (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return and Income Funds) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the years in the three year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account I as of December 31, 2001, the results of their operations and the changes in their net assets for each of the years in the three year period then ended, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Assets and Liabilities

                               December 31, 2001

                                                GE Investments Funds, Inc.
                                           ------------------------------------
                                                       Money   Total
                                            S&P 500   Market  Return   Income
                                           Index Fund  Fund    Fund     Fund
                                           ---------- ------- ------- ---------
Assets
Investment in GE Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund (121,877 shares;
  cost -- $2,217,129)....................  $2,582,582     --      --        --
 Money Market Fund (119,442 shares;
  cost -- $119,149)......................         --  119,442     --        --
 Total Return Fund (31,804 shares;
  cost --  $436,361).....................         --      --  460,835       --
 Income Fund (114,886 shares; cost --
   $1,390,261)...........................         --      --      --  1,408,503
Receivable for Units Sold................         --      --      209       --
                                           ---------- ------- ------- ---------
 Total assets............................   2,582,582 119,442 461,044 1,408,503
                                           ---------- ------- ------- ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4)................................       1,978   5,726   1,710     6,650
Payable for units withdrawn..............         578     --      --          3
                                           ---------- ------- ------- ---------
 Total liabilities.......................       2,556   5,726   1,710     6,653
                                           ---------- ------- ------- ---------
 Net assets..............................  $2,580,026 113,716 459,334 1,401,850
                                           ========== ======= ======= =========
Analysis of Net Assets
Attributable to:
 Flexible premium variable life insurance
  policyholders..........................  $2,580,026 107,879 459,334    35,036
 GE Life and Annuity Assurance Company...         --    5,837     --  1,366,814
                                           ---------- ------- ------- ---------
 Net assets..............................  $2,580,026 113,716 459,334 1,401,850
                                           ========== ======= ======= =========
 Outstanding units attributable to
  policyholders..........................      29,348   4,949   8,546     2,819
                                           ========== ======= ======= =========
 Net asset value per unit................  $    87.91   21.80   53.75     12.43
                                           ========== ======= ======= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                            Statements of Operations

                                     GE Investments Funds, Inc.
                         ------------------------------------------------------
                             S&P 500 Index Fund          Money Market Fund
                         ---------------------------- -------------------------
                          Year ended December 31,     Year ended December 31,
                         ---------------------------- -------------------------
                           2001       2000     1999    2001     2000     1999
                         ---------  --------  ------- -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $  26,636    26,988   27,543   3,774    4,920    5,178
 Expenses -- Mortality
  and expense risk
  charges (note 4)......    14,013    17,802   18,999     500      355      495
                         ---------  --------  ------- -------  -------  -------
Net investment income...    12,623     9,186    8,544   3,274    4,565    4,683
                         ---------  --------  ------- -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    74,390   219,841  191,256      99      231      437
 Unrealized appreciation
  (depreciation) on
  investments...........  (513,170) (651,104) 439,776     (99)    (231)    (437)
 Capital gain
  distribution..........    32,101    61,743   38,036     --       --       --
                         ---------  --------  ------- -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (406,679) (369,520) 669,068     --       --       --
                         ---------  --------  ------- -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(394,056) (360,334) 677,612   3,274    4,565    4,683
                         =========  ========  ======= =======  =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------
                                 Total Return Fund           Income Fund
                              ------------------------- -----------------------
                                                         Year ended December
                              Year ended December 31,            31,
                              ------------------------- -----------------------
                                2001     2000     1999   2001   2000     1999
                              --------  -------  ------ ------ -------  -------
Investment income:
 Income -- Ordinary
  dividends.................  $ 11,788   12,753  12,228 67,584  77,883   62,256
 Expenses -- Mortality and
  expense risk charges (note
  4)........................     2,355    2,855   2,943    181     171      206
                              --------  -------  ------ ------ -------  -------
Net investment income.......     9,433    9,898   9,285 67,403  77,712   62,050
                              --------  -------  ------ ------ -------  -------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...     3,439   32,759   9,449    264    (444)      31
 Unrealized appreciation
  (depreciation) on
  investments...............   (35,091) (37,377) 36,330 29,651  49,993  (81,499)
 Capital gain distribution..     5,707   19,332  14,354    --      --     1,925
                              --------  -------  ------ ------ -------  -------
Net realized and unrealized
 gain (loss) on
 investments................   (25,945)  14,714  60,133 29,915  49,549  (79,543)
                              --------  -------  ------ ------ -------  -------
Increase (decrease) in net
 assets from operations.....  $(16,512)  24,612  69,418 97,318 127,261  (17,493)
                              ========  =======  ====== ====== =======  =======

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                      Statements of Changes in Net Assets

                                       GE Investments Funds, Inc.
                         -----------------------------------------------------------
                               S&P 500 Index Fund             Money Market Fund
                         --------------------------------  -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------  -------------------------
                            2001       2000       1999      2001     2000     1999
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income.. $   12,623      9,186      8,544    3,274    4,565    4,683
 Net realized gain
  (loss)................     74,390    219,841    191,256       99      231      437
 Unrealized appreciation
  (depreciation) on
  investments...........   (513,170)  (651,104)   439,776      (99)    (231)    (437)
 Capital gain
  distribution..........     32,101     61,743     38,036      --       --       --
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........   (394,056)  (360,334)   677,612    3,274    4,565    4,683
                         ----------  ---------  ---------  -------  -------  -------
From capital
 transactions:
 Net premiums...........    116,680    123,057    129,972    5,051    8,870    4,475
 Loan interest..........    (13,100)    (6,012)    (3,555)    (771)    (104)     (94)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........        --     (38,160)   (57,237)     --       --       --
  Surrenders............   (108,040)  (209,233)  (112,781)     --   (32,161) (46,085)
  Loans.................     (7,200)  (108,934)  (136,455) (10,000)     --        78
  Cost of insurance
   (note 4).............   (154,374)  (149,374)  (146,949)  (8,488)  (5,919)  (6,791)
  Transfer gain (loss)
   and transfer fees....      3,164       (787)    (7,100)     455     (457)    (265)
 Interfund transfers....    (38,758)    68,062    (31,561)  38,758   12,762   32,065
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   (201,628)  (321,381)  (365,666)  25,005  (17,009) (16,617)
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets.............   (595,684)  (681,715)   311,946   28,279  (12,444) (11,934)
Net assets at beginning
 of year................  3,175,710  3,857,425  3,545,479   85,437   97,881  109,815
                         ----------  ---------  ---------  -------  -------  -------
Net assets at end of
 year................... $2,580,026  3,175,710  3,857,425  113,716   85,437   97,881
                         ==========  =========  =========  =======  =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT I

                                 GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------
                             Total Return Fund                 Income Fund
                         ---------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                         ---------------------------  -------------------------------
                           2001      2000     1999      2001       2000       1999
                         --------  --------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income.. $  9,433     9,898    9,285     67,403     77,712     62,050
 Net realized gain
  (loss)................    3,439    32,759    9,449        264       (444)        31
 Unrealized appreciation
  (depreciation) on
  investments...........  (35,091)  (37,377)  36,330     29,651     49,993    (81,499)
 Capital gain
  distribution..........    5,707    19,332   14,354        --         --       1,925
                         --------  --------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........  (16,512)   24,612   69,418     97,318    127,261    (17,493)
                         --------  --------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   24,180    28,769   32,651      4,311      4,336      4,961
 Loan interest..........   (1,591)   (1,330)  (1,249)      (167)      (204)      (167)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........      --    (27,569)     --         --         --         --
  Surrenders............   (4,841)  (34,598) (11,297)    (2,230)       --        (850)
  Loans.................    3,247       500   (6,933)        98     (1,573)       103
  Cost of insurance
   (note 4).............  (30,048)  (38,125) (39,997)    (3,612)    (3,328)    (3,706)
  Transfer gain (loss)
   and transfer fees....       72      (547)    (320)      (506)      (600)        83
 Interfund transfers....      --    (72,507)     336        --      (8,317)      (840)
                         --------  --------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   (8,981) (145,407) (26,809)    (2,106)    (9,686)      (416)
                         --------  --------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............  (25,493) (120,795)  42,609     95,212    117,575    (17,909)
Net assets at beginning
 of year................  484,827   605,622  563,013  1,306,638  1,189,063  1,206,972
                         --------  --------  -------  ---------  ---------  ---------
Net assets at end of
 year................... $459,334   484,827  605,622  1,401,850  1,306,638  1,189,063
                         ========  ========  =======  =========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account I (the Account) is a separate investment account established in 1984 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life and Annuity prior to December 31, 1988. GE Life and Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (b) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (c) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold for the year ended December 31, 2001 were:

                                                                       Proceeds
                                                              Cost of    From
                                                               Shares   Shares
Fund                                                          Acquired   Sold
----                                                          -------- --------
GE Investments Funds, Inc.:
 S&P 500 Index Fund.......................................... $208,459 $365,960
 Money Market Fund...........................................   60,807   32,243
 Total Return Fund...........................................   46,246   40,414
 Income Fund.................................................   72,309    6,552

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               December 31, 2001

(4) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate GE Life & Annuity for the costs incurred in connection with accomplishing the surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.50%.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, and .50% for the Money Market, Total Return and Income Funds.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by subaccount from capital transactions with policyholders for each of the years in the three year period ended December 31, 2001 are as follows:

                                           GE Investments Funds, Inc.
                         ----------------------------------------------------------------------
                             S&P 500         Money Market       Total Return
                            Index Fund           Fund               Fund          Income Fund
                         -----------------  ----------------  -----------------  --------------
                         Units    $Amount   Units   $Amount   Units    $Amount   Units  $Amount
                         ------  ---------  ------  --------  ------  ---------  -----  -------
Units Purchased.........  1,290  $ 129,972     232  $  4,475     668  $  32,651   449   $ 4,961
Units Redeemed.......... (4,534)  (456,977) (2,743)  (52,892) (1,217)   (59,477) (418)   (4,619)
Units Exchanged.........   (313)   (31,561)  1,663    32,065       7        336   (76)     (840)
                         ------  ---------  ------  --------  ------  ---------  ----   -------
Net decrease from
 capital transactions
 with policyholders
 during the year ended
 December 31, 1999...... (3,557) $(358,566)   (848) $(16,353)   (542) $ (26,490)  (45)  $  (498)
                         ======  =========  ======  ========  ======  =========  ====   =======
Units Purchased.........  1,145    123,057     458     8,870     526     28,769   408     4,336
Units Redeemed.......... (4,764)  (511,714) (1,972)  (38,185) (1,852)  (101,121) (480)   (5,104)
Units Exchanged.........    634     68,062     659    12,762  (1,328)   (72,507) (782)   (8,317)
                         ------  ---------  ------  --------  ------  ---------  ----   -------
Net decrease from
 capital transactions
 with policyholders
 during the year ended
 December 31, 2000...... (2,985) $(320,594)   (855) $(16,553) (2,654) $(144,859) (854)  $(9,086)
                         ======  =========  ======  ========  ======  =========  ====   =======
Units Purchased.........  1,246    116,680     239     5,051     451     24,180   356     4,311
Units Redeemed.......... (3,020)  (282,714)   (910)  (19,259)   (620)   (33,233) (488)   (5,911)
Units Exchanged.........   (414)   (38,758)  1,831    38,758     --         --    --        --
                         ------  ---------  ------  --------  ------  ---------  ----   -------
Net increase (decrease)
 from capital
 transactions with
 policyholders during
 the year ended December
 31, 2001............... (2,188) $(204,792)  1,160  $ 24,550    (169) $  (9,053) (132)  $(1,600)
                         ======  =========  ======  ========  ======  =========  ====   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT I

                               December 31, 2001

(6) Financial Highlights

  A summary of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios by subaccount, for the year ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expense of the separate account, consisting of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                          Year ended December 31, 2001
                         --------------------------------------------------------------
                                Net Assets        Expenses as a Investment
                         ------------------------ % of Average    Income
                         Units  Unit Value  000s   Net Assets     Ratio    Total Return
                         ------ ---------- ------ ------------- ---------- ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 29,348   $87.91   $2,580     0.50%       0.96%      (12.71)%
 Money Market Fund......  4,949    21.80      114     0.50%       3.44%        2.94 %
 Total Return Fund......  8,546    53.75      459     0.50%       2.53%       (3.38)%
 Income Fund............  2,819    12.43    1,402     0.50%       4.91%        6.89 %